Accrued Liabilities And Other Current Liabilities - Summary of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 50,862	$ 7,164	¥ 70,989
Other taxes and surcharge	20,619	2,904	11,025
Accrued reimbursement expenses	12,881	1,814	23,197
Professional service fees	1,628	229	10,042
Guaranteed return to eligible employees	0	0	38,972
Others	18,945	2,669	19,607
Accrued liabilities and other liabilities	¥ 104,935	$ 14,780	¥ 173,832